Note 7 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

7. Commitments and Contingencies

Leases

IPC has a non-cancelable 24 month lease through May 15, 2015 for approximately 800 square feet of office space in Folsom, California, which is currently IPC’s corporate headquarters.

IPC has a non-cancelable 5-year full-service lease through February 14, 2017 for approximately 16,000 square feet of office space in a building that housed IPC’s headquarters until May 2013. The facility is located in Rancho Cordova, California. The lease includes negotiated annual increases in the monthly rental payments. On April 16, 2013, IPC subleased this space for the remainder of IPC’s term. The monthly sublease rent is less than IPC’s rent obligation to the landlord. As of September 30, 2014, IPC is expected to receive $329,000 from the sub-lessee for the remainder of IPC’s lease.

Until expiration of the lease in September 2014, IPC also leased approximately 10,000 square feet of office space in San Francisco, California. This facility was fully subleased to two tenants.

6.           Commitments and Contingencies

Leases

IPC has a non-cancelable 24 month lease through May 15, 2015 for approximately 800 square feet of office space in Folsom, California, which is currently IPC’s corporate headquarters.

IPC has a non-cancelable 5-year full-service lease for approximately 16,000 square feet of office space in a building that housed IPC’s headquarters until May 2013. The facility is located in Rancho Cordova, California. The lease includes negotiated annual increases in the monthly rental payments. IPC has two consecutive options to extend the term for five years, each at the then prevailing market rent. On April 16, 2013, IPC subleased this space for the remainder of IPC’s term. The monthly sublease rent is less than IPC’s rent obligation to the landlord. As of December 31, 2013, IPC is expected to receive $431,000 from the sub-lessee for the remainder of IPC’s lease.

IPC also leases approximately 10,000 square feet of office space in San Francisco, California under a lease expiring in September 2014. This facility is currently fully subleased to two tenants. As of December 31, 2013, IPC is expected to receive $77,000 from the two sub-lessees during the remainder of IPC’s lease.

Future minimum lease commitments as of December 31, 2013 are summarized as follows (in thousands):

Years ending December 31,	Future minimum lease commitments

2014	$466
2015	350
2016	350
2017	58
Thereafter	—
$1,224

Rent expense, net of sub-lease income and amortization of accrued lease obligations, for the years ended December 31, 2013 and 2012 was $118,000 and $274,000, respectively.

Future minimum sub-lease payments expected to be received as of December 31, 2013 are summarized as follows (in thousands):

Years ending December 31,	Future minimum sub- lease payments

2014	$213
2015	136
2016	136
2017	23
$508